Taxation - Movements of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets Valuation Allowance, Movements
Balance at the beginning of the year	¥ (324,682)	¥ (135,790)	¥ (96,920)
Changes of valuation allowances	(59,700)	(188,892)	(38,870)
Balance at the end of the year	¥ (384,382)	¥ (324,682)	¥ (135,790)